Organization and Principal Activities (Details Textual)		1 Months Ended		12 Months Ended
	Nov. 08, 2019 USD ($)	Apr. 27, 2019 USD ($) ft²	Apr. 27, 2019 CNY (¥) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Organization and Principal Activities (Textual)
Area of land | ft²		76,799	76,799
VIE [Member]
Organization and Principal Activities (Textual)
Interest-free loans to shareholders				$ 8,700,000
Percentage of net revenue				10.90%	6.30%	23.00%
Percentage of assets				21.60%	7.20%		21.60%
Percentage of liabilities				40.20%	8.40%		40.20%
Zhuhai Acorn Electronic Technology Co Ltd [Member]
Organization and Principal Activities (Textual)
Equity interests rate				100.00%
Purchase price	$ 1,450,000
Acorn Information Technology Shanghai Co Ltd [Member]
Organization and Principal Activities (Textual)
Interest-free loans to shareholders				$ 18,200,000
RMB [Member] | Acorn Information Technology Shanghai Co Ltd [Member]
Organization and Principal Activities (Textual)
Interest-free loans to shareholders | ¥							¥ 118,000,000
RMB [Member] | Shanghai Hjx Digital Technology Co Ltd [Member]
Organization and Principal Activities (Textual)
Interest-free loans to shareholders | ¥							¥ 53,000,000
Red star [Member]
Organization and Principal Activities (Textual)
Exchange for cash payment		$ 59,000,000
Percentage of ownership		100.00%	100.00%
Red star [Member] | RMB [Member]
Organization and Principal Activities (Textual)
Exchange for cash payment | ¥			¥ 375,000,000